COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2017
COST OF SALES.
Schedule of cost of sales

Figures in million - SA rand	Notes	2017	2016	2015
Salaries and wages		(15,323.0)	(9,276.1)	(7,345.0)
Consumable stores	19	(8,789.4)	(5,243.2)	(3,995.7)
Utilities		(4,930.1)	(3,709.0)	(3,128.2)
Mine contracts		(2,956.9)	(2,105.3)	(1,457.9)
Recycling		(4,376.9)	-	-
Other		(3,398.0)	(2,769.9)	(2,758.5)
Ore reserve development costs capitalised	12	3,291.6	2,394.4	2,304.9
Cost of sales, before amortisation and depreciation		(36,482.7)	(20,709.1)	(16,380.4)
Amortisation and depreciation	12	(5,699.7)	(4,041.9)	(3,636.6)
Total cost of sales		(42,182.4)	(24,751.0)	(20,017.0)